Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Consolidated core EPS, basic	₱ 125.29	₱ 115.95	₱ 119.39
Add (deduct) adjustments, basic:
Foreign exchange gains (losses) – net, basic	5.36	1.73	(3.57)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures, basic	0.03	1.05	(0.11)
Impairment of investments, basic	(0.28)	(0.16)	(0.80)
Gains (losses) on derivative financial instruments – net, excluding hedge costs, basic	(0.92)	(0.75)	4.08
Investment derecognized, basic	(2.77)
MRP, basic	(8.51)	(10.73)	(5.52)
Unrealized losses in fair value of investments, basic		(3.12)	(5.34)
Investment written-off, basic			(1.68)
Noncurrent asset impairment, basic			(9.82)
Depreciation due to shortened life of property and equipment, basic			(14.06)
Others, basic			4.71
Total adjustments, basic	(13.17)	(11.98)	(32.11)
Consolidated EPS attributable to common equity holders of PLDT, basic	112.12	103.97	87.28
Consolidated core EPS, diluted	125.29	115.95	119.39
Add (deduct) adjustments, diluted:
Foreign exchange gains (losses) – net, diluted	5.36	1.73	(3.57)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures, diluted	0.03	1.05	(0.11)
Impairment of investments, diluted	(0.28)	(0.16)	(0.80)
Gains (losses) on derivative financial instruments – net, excluding hedge costs, diluted	(0.92)	(0.75)	4.08
Investment derecognized, diluted	(2.77)
MRP, diluted	(8.51)	(10.73)	(5.52)
Unrealized losses in fair value of investments, diluted		(3.12)	(5.34)
Investment written-off, diluted			(1.68)
Noncurrent asset impairment, diluted			(9.82)
Depreciation due to shortened life of property and equipment, diluted			(14.06)
Others, diluted			4.71
Total adjustments, diluted	(13.17)	(11.98)	(32.11)
Consolidated EPS attributable to common equity holders of PLDT, diluted	112.12	₱ 103.97	₱ 87.28
Sun Trademark [Member]
Add (deduct) adjustments, basic:
Sun trademark amortization, basic	(6.08)
Add (deduct) adjustments, diluted:
Sun trademark amortization, diluted	₱ (6.08)